Other (expenses) income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other (expenses) income [Abstract]
Recoveries of taxes paid in prior years, net of expenses for recovery	$ 0	$ (11,145)	$ (16,595)
Gain (loss) from the sale of subsidiaries (see Note 5)	0	451	279,744
Cancellation of projects	0	(31,804)	(18,944)
Forgiveness of accounts receivable	0	(98,859)	0
Expenses related to the cancellation of the corporate building lease	(38,537)	(113,469)	0
Goodwill impairment (see Note 5)	0	0	(9,826)
Loss from sale of property, vessels and equipment (see Note 9)	(132,956)	0	0
Other, net	2,150	(2,399)	(472)
Other (expenses) income	$ (169,343)	$ (257,225)	$ 233,907